ADVANCE PAYMENTS (Details Textual) - USD ($)	Jun. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Advance Payments [Line Items]
Advances on Inventory Purchases	$ 554,518	$ 2,189,956	$ 24,438